Notes to the semi-annual condensed consolidated cash flow statement - Additional Information (Detail) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Notes To Consolidated Cash Flow Statement [Line Items]
Payment related to closure of production plant	€ 6,052
Payment related to special gift	10,923	€ 0
Payment related to legal agreement	24,556
Lease Agreement, United States
Notes To Consolidated Cash Flow Statement [Line Items]
Payment related to legal agreement	22,274
Legal proceedings provision	€ 7,416		$ 32,000	€ 28,254